Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease obligations	Pursuant to the terms of such lease, the Company’s future lease obligation is as follows:

Year ending December 31,
2017*	$77,903
2018	158,716
$236,619

* Six months remaining in 2017